Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Services Portfolio	Apr. 29, 2023
Select Health Care Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	0.84%
Past 5 years	13.72%
Past 10 years	15.78%
Select Health Care Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.33%)
Past 5 years	12.35%
Past 10 years	13.99%
Select Health Care Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.40%
Past 5 years	10.76%
Past 10 years	12.70%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1520
Average Annual Return:
Past 1 year	0.07%
Past 5 years	14.00%
Past 10 years	17.26%